SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Cash and cash equivalents is restricted cash	$ 500,000		$ 500,000		$ 500,000
Useful lives	3 years		3 years		3 years	3 years
Capitalized computer software			$ 398,000		$ 398,000
Amortization Expense			66,351	$ 66,351
Accumulated amortization	$ 464,452		464,452		398,101
Deferred revenue	1,099,466		1,099,466		1,779,794	$ 933,361
Aircraft	3,083,884	$ 2,792,808	6,932,482	4,668,316	12,214,556	21,862,728
Advertising expense			549,070	$ 223,708	573,881	426,728
Cash FDIC insured amount	250,000		250,000		250,000
Restricted cash					500,000	500,000
Capitalized computer software					398,000	398,000
Amortization expense					132,702	132,702
Investments in joint venture	100,000		$ 100,000		100,000
Allowance for credit losses					$ 0
Share-Based Payment Arrangement, Option [Member]
Product Information [Line Items]
Antidilutive securities excluded from EPS calculation			3,659,015	3,284,488	3,659,015	3,216,408
Warrant [Member]
Product Information [Line Items]
Antidilutive securities excluded from EPS calculation			25,221,406	0	25,975,001	0
Common Stock [Member]
Product Information [Line Items]
Antidilutive securities excluded from EPS calculation			1,807,229	0
Jet Card [Member]
Product Information [Line Items]
Deferred revenue	1,027,166		$ 1,027,166		$ 1,510,976	$ 933,361
Jet Application [Member]
Product Information [Line Items]
Deferred revenue	56,067		56,067		268,818
Management Service [Member]
Product Information [Line Items]
Deferred revenue	$ 16,233		16,233		0
Aircraft Sales [Member]
Product Information [Line Items]
Aircraft					$ 0	$ 17,200,000